Employees Benefit Expenses (Details) - Schedule of Employees Benefit Expenses	6 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)
Employees Benefit Expenses (Details) - Schedule of Employees Benefit Expenses [Line Items]
Wages and salaries	RM 6,860,747	$ 1,469,771	RM 4,259,555
Defined contribution plan	514,817	110,289	399,266
Other short-term benefits	394,661	84,548	148,550
Total	7,770,225	1,664,608	4,807,371
Director [Member]
Employees Benefit Expenses (Details) - Schedule of Employees Benefit Expenses [Line Items]
Wages and salaries	1,758,118	376,640	1,178,000
Defined contribution plan	118,080	25,296	141,000
Other short-term benefits	1,159	248	1,660
Total	RM 1,877,357	$ 402,184	RM 1,320,660